Convertible promissory note (Details Narrative) - Convertible promissory note [Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 26, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Issued Convertible promissory note	$ 6,420,000
Derivative liability	3,870,000
Change in fair value of derivative liability		$ 2,100,000		$ 420,000
Fair value of this derivative liability			$ 0		$ 3,450,000
Debt discount	$ 3,870,000
Convertible into ordinary shares price	$ 0.025
Shares issued		804,000	0
Description of effect of reverse stock split		After the effect of the reverse stock split adjustment, the floor price of the Note is assumed to be $0.96
Description of amortized		Company has determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s entry into the Agreement with the Investor
Discount amount	$ 420,000
Amortization of debt issuance costs			$ 1,500,000		48,160
Redemption of convertible notes		$ 804,000	0
Net of amortization			6,200,000		$ 2,180,000
Conversion price					$ 0.12
Interest expense on convertible promissory		$ 1,300,000	$ 0